Cover	Feb. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2025
Entity File Number	001-37410
Entity Registrant Name	ESSA Pharma Inc.
Entity Central Index Key	0001633932
Entity Tax Identification Number	98-1250703
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 720
Entity Address, Address Line Two	999 West Broadway
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5Z 1K5
City Area Code	778
Local Phone Number	331-0962
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	EPIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false